Trade and Other payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Payables And Other Current Liabilities [Abstract]
Schedule of trade and other payables and other current liabilities
	As of December 31,
	2021	2020
Trade payable – third parties	$675,227	$1,366,482
Accrued salaries and bonus	262,396	140,321
Other payables, accrued customer claims, cash loss and shortage**	91,098	33,608
Trade and other payables	$1,028,721	$1,540,411

Output VAT	$95,348	$114,877
Accrued Expenses	572,157	375,815
Payroll Payable	936,080	560,051
Other Payables	177,850	198,363
Deferred revenue	43,200	-
Other current liabilities	$1,824,635	$1,249,106